Subordinated liabilities	12 Months Ended
Dec. 31, 2018
Subordinated Liabilities [Abstract]
Subordinated Liabilities

23.   Subordinated liabilities

a)	Breakdown

The detail, by currency of issue, of Subordinated liabilities in the consolidated balance sheets is as follows:

	Million of euros			December 31, 2018
				Outstanding
				issue amount
				in foreign	Annual
				currency	interest
Currency of issue	2018	2017	2016	(million)	rate (%)

Euro	14,001	11,240	8,044	14,001	3.89%
US dollar	7,813	8,008	9,349	8,946	5.30%
Pound sterling	628	874	949	562	8.92%
Brazilian real	—	131	136	—	—
Other currencies	1,378	1,257	1,424
Balance at end of year	23,820	21,510	19,902
Of which, preference shares	345	404	413
Of which, preference participations	9,717	8,369	6,916

Note 51 contains a detail of the residual maturity periods of subordinated liabilities at each year-end and of the related average interest rates in each year.

b)Changes

The changes in Subordinated liabilities in the last three years were as follows:

	Million of euros
	2018	2017	2016

Balance at beginning of year	21,510	19,902	21,153
Net inclusion of entities in the Group (Note 3)	—	11	—
Of which: Banco Santander, S.A. (Grupo Banco Popular)	—	11	—
Placements	3,283	2,994	2,395
Of which:
Banco Santander, S.A. (*)	2,750	2,894	2,328
Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México	281	—	59
Santander Bank Polska S.A.	235	—	—
PSA Banque France	—	78	—

Net redemptions and repurchases (**)	(1,259)	(870)	(2,812)
Of which:
Banco Santander, S.A. (*)	(401)	(453)	(1,976)
Santander UK plc	(313)	(60)	(51)
Santander Holdings USA, Inc.	(195)	(72)	—
Santander Bank, National Association	(163)	(285)	—
Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México	(125)	—	—
Banco Santander (Brasil) S.A.	(62)	—	(716)
Santander Consumer Finance, S.A.	—	—	(70)
Exchange differences and other movements	286	(527)	(834)
Balance at end of year	23,820	21,510	19,902

(*)    As of December 31, 2017 and 2016, issuer entities were included.

(**)  The balance relating to issuances, redemptions and repurchases (EUR 2,024 million), together with the interest paid in remuneration of these issuances including PPCC (EUR 1,245 million), is included in the cash flow from financing activities.

c)Other disclosures

This item includes the preference shares (participaciones preferentes) and other financial instruments issued by the consolidated companies which, although equity for legal purposes, do not meet the requirements for classification as equity (preference shares).

The preference shares do not carry any voting rights and are non-cumulative. They were subscribed to by non-Group third parties and, except for the shares of Santander UK plc referred to below, are redeemable at the discretion of the issuer, based on the terms and conditions of each issue.

At December 31, 2018, Santander UK plc had a GBP 2,041 million subordinated issue which is convertible (having acquired the Group GBP 900 million), at Santander UK plc’s option, into preference shares of Santander UK plc, at a price of GBP 1 per share.

For the purposes of payment priority, preference shares (participaciones preferentes) are junior to all general creditors and to subordinated deposits. The remuneration of these securities, which have no voting rights, is conditional upon the obtainment of sufficient distributable profit and upon the limits imposed by Spanish banking regulations on equity.

The other issues are subordinated and, therefore, for the purposes of payment priority, they are junior to all general creditors of the issuers.

At December 31, 2018, the following issues were convertible into Bank shares:

On March 5, May 8 and September 2, 2014, Banco Santander, S.A. announced that its executive committee had resolved to launch three issues of preference shares contingently convertible into newly issued ordinary shares of the Bank (“CCPSs”) for a nominal amount of EUR 1,500 million, USD 1,500 million and EUR 1,500 million, respectively. The interest on the CCPSs, payment of which is subject to certain conditions and is discretionary, was set at 6.25% per annum for the first five years (to be repriced thereafter by applying a 541 basis-point spread to the 5-year Mid-Swap Rate) for the March issue, at 6.375% per annum for the first five years (to be repriced thereafter by applying a 478.8 basis-point spread to the 5-year Mid-Swap Rate) for the May issue and at 6.25% per annum for the first seven years (to be repriced every five years thereafter by applying a 564 basis-point spread to the 5-year Mid-Swap Rate) for the September issue.

On March 25, May 28, and September 30, 2014, the Bank of Spain confirmed that the CCPSs were eligible as Additional Tier 1 capital under the new European capital requirements of Regulation (EU) No 575/2013. The CCPSs are perpetual, although they may be redeemed early in certain circumstances and would convert into newly issued ordinary shares of Banco Santander if the Common Equity Tier 1 ratio of the Bank or its consolidated group fell below 5.125%, calculated in accordance with Regulation (EU) No 575/2013. The CCPSs are traded on the Global Exchange Market of the Irish Stock Exchange.

Furthermore, on January 29, 2014 Banco Santander (Brasil) S.A. launched an issue of Tier 1 perpetual subordinated notes for a nominal amount of USD 1,248 million, of which the Group has acquired 89.6%. The notes are perpetual and would convert into ordinary shares of Banco Santander (Brasil) S.A. if the common equity Tier 1 ratio, calculated as established by the Central Bank of Brazil, were to fall below 5.125%.

On December 30, 2016, Grupo Financiero Santander México, S.A.B. of C.V. made an issue of perpetual subordinated notes for a nominal amount of USD 500 million of which the Group has acquired 88.2%. Perpetual obligations are automatically converted into shares when the Regulatory Capital Index (CET1) is equal to or less than 5.125% at the conversion price.

On April 25, and September 29, 2017, Banco Santander, S.A. issued preferred shares contingently convertible in newly issued common shares of the Bank (the “CCPP”), for a nominal amount of 750 million euros, and 1,000 million euros, respectively. The remuneration of the CCPPs, whose payment is subject to certain conditions and is also discretionary, was fixed at 6.75% annually for the first five years (being reviewed thereafter by applying a margin of 680.3 basis points over the 5-year Mid-Swap Rate) for the issue paid out in April, and at 5.25% annually for the first six years (reviewed thereafter by applying a margin of 499.9 basis points over the 5-year Mid-Swap Rate) for the issue paid out in September.

On February 8, 2018, Banco Santander, S.A. carried out an issue of subordinated obligations for a term of ten years, amounting to EUR1,250 million. The issue accrues an annual interest of 2.125% payable annually.

On March 19, 2018, Banco Santander, S.A. carried out an issue of contingently convertible preferred shares in common shares of the newly issued Bank (the "PPCC"), for a nominal amount of EUR 1,500 million. The remuneration of the CCPPs, whose payment is subject to certain conditions and is also discretionary, was fixed at an annual 4.75%, payable quarterly, for the first seven years (being revised thereafter applying a margin of 410 basis points over the type Mid-swap).

On April 20, 2018, Santander Bank Polska S.A. carried out an issue of subordinated obligations for a term of ten years and with an option to amortize the fifth anniversary of the issue date, for an amount of EUR 1,000 million Polish zlotys. The issue accrues a floating interest of Wibor (6M) + 160 basic points payable semiannually.

On October 1, 2018, Banco Santander México, S.A ., Institución de Banca Múltiple, Grupo Financiero Santander México it issued a subordinated debt for a term of ten years for a nominal amount of 1,300 million US dollars and at an interest rate of 5.95%, the group having acquired 75% of the issue.

The accrued interests from the subordinated liabilities during 2018 amounted to EUR 770 million (EUR 966 million and EUR 945 million during 2017 and 2016, respectively). Interests from the “CCPS” during 2018 amounted to EUR 560 million (EUR 395 million and EUR 334 million in 2017 and 2016, respectively).